Employee Future Benefits - Additional Information (Detail)	3 Months Ended	12 Months Ended
	Dec. 31, 2018 CAD ($) Employees	Dec. 31, 2018 CAD ($) Employees	Dec. 31, 2017 CAD ($)
Disclosure of defined benefit plans [Line Items]
Percentage of final average pay pension plans to global pension obligations			50.00%
Curtailment gain (loss)	$ 22,000,000
Plan assets set aside for non-qualified cash balance plan			$ 0
Assets set aside for plan			$ 0
Canada [member]
Disclosure of defined benefit plans [Line Items]
Number of employees under voluntary exit program | Employees	1,270	1,270
U.S. [member]
Disclosure of defined benefit plans [Line Items]
Number of employees under voluntary exit program | Employees	229	229
Canadian plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018		$ 12,000,000
Return-seeking assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	27.00%	27.00%
Return-seeking assets [Member] | Canada [member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	0.20%	0.20%
Liability-hedging assets [Member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	73.00%	73.00%
Liability-hedging assets [Member] | Canada [member]
Disclosure of defined benefit plans [Line Items]
Target asset allocation for plan	0.80%	0.80%
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018		$ 88,000,000
Defined contribution pension plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018		78,000,000
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Estimate of expected cash payments for employee future benefits for the year ending December 31, 2018		$ 12,000,000